Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The following table sets forth the pay versus performance disclosure required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K. The Compensation and Human Capital Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis,” above.
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Comp. Table Total for CEO(1)	Comp. Actually Paid to CEO(2)	Average Summary Comp. Table Total for Non- CEO NEOs(3)	Average Comp. Actually Paid to Non-CEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income(7)	Adjusted Operating Income(8)
					TSR(5)	Peer Group TSR(6)
FY23	$5,062,875	$ 4,260,124	$1,161,122	$ 947,625	220.54	124.26	$ 94,528,000	$123,204,000
FY22	$7,212,004	$11,626,776	$1,262,676	$2,411,382	221.92	128.61	$ 91,599,000	$119,711,000
FY21	$3,563,463	$ 3,776,556	$1,003,171	$1,234,019	120.56	130.17	$(111,518,000)	$ 30,724,000
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for the CEO for each corresponding year in the “Total Compensation” column of the Summary Compensation Table. Mr. Grinberg was our only CEO for each such year.

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to the CEO, as computed in accordance with Item 402(v) of Regulation S-K (the “CAP”). CAP does not reflect the actual amount of compensation earned by or paid to the CEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the CEO’s total compensation for each year to determine his CAP. (RSU and stock option values were computed in accordance with FASB ASC Topic 718 as of the dates indicated, with the options using similar assumptions as set forth in the “Stock-Based Compensation” note to the Company’s consolidated financial statements included in Form 10-K for the applicable fiscal year.)

Year	Summary Comp. Table Total for CEO	Minus RSU Grant Date Fair Values	Minus Option Grant Date Fair Values	Plus FYE Fair Value of RSUs Granted During FY23 that Remained Unvested as of FYE	Plus FYE Fair Value of Options Granted During FY23 that Remained Unvested as of FYE	Plus Change in Fair Value of Unvested RSUs from End of FY22 to End of FY23	Plus Change in Fair Value of Unvested Options from End of FY22 to End of FY23	Plus Change in Fair Value from End of FY22 to Vesting Date of RSUs that Vested in FY23	Plus Change in Fair Value from End of FY22 to Vesting Date of Options that Vested in FY23	Compensation Actually Paid to CEO
FY23	$5,062,875	$937,496	$ 937,503	$ 871,447	$ 706,450	$(58,046)	$ (526,258)	$ 78,653	$ —	$ 4,260,124
FY22	$7,212,004	$937,561	$ 939,319	$1,258,341	$1,382,809	$520,443	$2,478,000	$ 652,059	$ —	$11,626,776
FY21	$3,563,463	$ —	$1,086,000	$ —	$1,320,000	$326,453	$ —	$(209,839)	$(137,520)	$ 3,776,556
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the non-CEO NEOs as a group for each corresponding year in the “Total” column of the Summary Compensation Table. Ms. DeMarsilis, Mr. Soltani, Mr. Sussis and Ms. D’Elia were our only non-CEO NEOs for each such year.

(4)
The dollar amounts reported in column (e) represent the average of the CAP amounts for the non-CEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The CAP amounts do not reflect the actual average amount of compensation earned by or paid to the Non-CEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-CEO NEOs for each year to determine their CAP. (RSU and stock option values are computed in accordance with FASB ASC Topic 718 as of the dates indicated, with the options using similar assumptions as set forth in the “Stock-Based Compensation” note to the Company’s consolidated financial statements included in Form 10-K for the applicable fiscal year.)

Year	Summary Comp. Table Non- CEO NEOs Average Total	Minus RSU Grant Date Fair Values	Minus Option Grant Date Fair Values	Plus FYE Fair Value of RSUs Granted During FY23 that Remained Unvested as of FYE	Plus FYE Fair Value of Options Granted During FY23 that Remained Unvested as of FYE	Plus Change in Fair Value of Unvested RSUs from End of FY22 to End of FY23	Plus Change in Fair Value of Unvested Options from End of FY22 to End of FY23	Plus Change in Fair Value from End of FY22 to Vesting Date of RSUs that Vested in FY23	Plus Change in Fair Value from End of FY22 to Vesting Date of Options that Vested in FY23	Average Compensation Actually Paid to Non-CEO NEOs
FY23	$1,161,122	$156,944	$156,934	$145,887	$118,257	$(15,751)	$(157,243)	$ 9,232	$ —	$ 947,625
FY22	$1,262,676	$123,220	$123,451	$165,379	$181,737	$139,034	$ 852,155	$ 57,072	$ —	$2,411,382
FY21	$1,003,171	$ 80,133	$272,235	$ 98,135	$489,200	$ 35,862	$ —	$(23,938)	$(16,044)	$1,234,019
(5)
TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
Represents the TSR, calculated in the same manner as set forth in note (5) immediately above, for the Russell 2000 Index, which is the peer group we utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the fiscal year ended January 31, 2023.

(7)
The dollar amounts represent the amount of net income reported in the Company’s audited financial statements for the applicable year after eliminating net income attributable to noncontrolling interests.

(8)
The dollar amounts represent Adjusted Operating Income, which the Company defines as operating income reported in the Company’s audited financial statements, adjusted to eliminate the amortization of acquisition accounting adjustments related to the Olivia Burton and MVMT acquisitions and corporate initiatives. The detailed adjustments for each fiscal year can be found in the Company’s Annual Report on Form 10-K for such year. The Company has determined that Adjusted Operating Income is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote [Text Block]
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the non-CEO NEOs as a group for each corresponding year in the “Total” column of the Summary Compensation Table. Ms. DeMarsilis, Mr. Soltani, Mr. Sussis and Ms. D’Elia were our only non-CEO NEOs for each such year.

Peer Group Issuers, Footnote [Text Block]
(6)
Represents the TSR, calculated in the same manner as set forth in note (5) immediately above, for the Russell 2000 Index, which is the peer group we utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the fiscal year ended January 31, 2023.

PEO Total Compensation Amount	$ 5,062,875	$ 7,212,004	$ 3,563,463
PEO Actually Paid Compensation Amount	$ 4,260,124	11,626,776	3,776,556
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to the CEO, as computed in accordance with Item 402(v) of Regulation S-K (the “CAP”). CAP does not reflect the actual amount of compensation earned by or paid to the CEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the CEO’s total compensation for each year to determine his CAP. (RSU and stock option values were computed in accordance with FASB ASC Topic 718 as of the dates indicated, with the options using similar assumptions as set forth in the “Stock-Based Compensation” note to the Company’s consolidated financial statements included in Form 10-K for the applicable fiscal year.)

Year	Summary Comp. Table Total for CEO	Minus RSU Grant Date Fair Values	Minus Option Grant Date Fair Values	Plus FYE Fair Value of RSUs Granted During FY23 that Remained Unvested as of FYE	Plus FYE Fair Value of Options Granted During FY23 that Remained Unvested as of FYE	Plus Change in Fair Value of Unvested RSUs from End of FY22 to End of FY23	Plus Change in Fair Value of Unvested Options from End of FY22 to End of FY23	Plus Change in Fair Value from End of FY22 to Vesting Date of RSUs that Vested in FY23	Plus Change in Fair Value from End of FY22 to Vesting Date of Options that Vested in FY23	Compensation Actually Paid to CEO
FY23	$5,062,875	$937,496	$ 937,503	$ 871,447	$ 706,450	$(58,046)	$ (526,258)	$ 78,653	$ —	$ 4,260,124
FY22	$7,212,004	$937,561	$ 939,319	$1,258,341	$1,382,809	$520,443	$2,478,000	$ 652,059	$ —	$11,626,776
FY21	$3,563,463	$ —	$1,086,000	$ —	$1,320,000	$326,453	$ —	$(209,839)	$(137,520)	$ 3,776,556

Non-PEO NEO Average Total Compensation Amount	$ 1,161,122	1,262,676	1,003,171
Non-PEO NEO Average Compensation Actually Paid Amount	$ 947,625	2,411,382	1,234,019
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in column (e) represent the average of the CAP amounts for the non-CEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The CAP amounts do not reflect the actual average amount of compensation earned by or paid to the Non-CEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-CEO NEOs for each year to determine their CAP. (RSU and stock option values are computed in accordance with FASB ASC Topic 718 as of the dates indicated, with the options using similar assumptions as set forth in the “Stock-Based Compensation” note to the Company’s consolidated financial statements included in Form 10-K for the applicable fiscal year.)

Year	Summary Comp. Table Non- CEO NEOs Average Total	Minus RSU Grant Date Fair Values	Minus Option Grant Date Fair Values	Plus FYE Fair Value of RSUs Granted During FY23 that Remained Unvested as of FYE	Plus FYE Fair Value of Options Granted During FY23 that Remained Unvested as of FYE	Plus Change in Fair Value of Unvested RSUs from End of FY22 to End of FY23	Plus Change in Fair Value of Unvested Options from End of FY22 to End of FY23	Plus Change in Fair Value from End of FY22 to Vesting Date of RSUs that Vested in FY23	Plus Change in Fair Value from End of FY22 to Vesting Date of Options that Vested in FY23	Average Compensation Actually Paid to Non-CEO NEOs
FY23	$1,161,122	$156,944	$156,934	$145,887	$118,257	$(15,751)	$(157,243)	$ 9,232	$ —	$ 947,625
FY22	$1,262,676	$123,220	$123,451	$165,379	$181,737	$139,034	$ 852,155	$ 57,072	$ —	$2,411,382
FY21	$1,003,171	$ 80,133	$272,235	$ 98,135	$489,200	$ 35,862	$ —	$(23,938)	$(16,044)	$1,234,019

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Required Disclosures Regarding the Relationships Between CAP and Certain Performance Metrics
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.
CAP vs. Cumulative TSR
The following graph demonstrates the relationship of the “compensation actually paid” (CAP) for the CEO and the average CAP for the non-CEO NEOs to the Company’s cumulative TSR and the cumulative TSR of the Russell 2000 Index (which is the peer group used in the Pay Versus Performance table) over the three years presented in the table.

Compensation Actually Paid vs. Net Income [Text Block]
Required Disclosures Regarding the Relationships Between CAP and Certain Performance Metrics
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.
CAP vs. Net Income and Adjusted Operating Income
The following graph demonstrates the relationship of the CAP for the CEO and the average CAP for the non-CEO NEOs to the Company’s Net Income and Adjusted Operating Income over the three years presented in the table.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Required Disclosures Regarding the Relationships Between CAP and Certain Performance Metrics
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.
CAP vs. Net Income and Adjusted Operating Income
The following graph demonstrates the relationship of the CAP for the CEO and the average CAP for the non-CEO NEOs to the Company’s Net Income and Adjusted Operating Income over the three years presented in the table.

Total Shareholder Return Vs Peer Group [Text Block]
Required Disclosures Regarding the Relationships Between CAP and Certain Performance Metrics
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.
CAP vs. Cumulative TSR
The following graph demonstrates the relationship of the “compensation actually paid” (CAP) for the CEO and the average CAP for the non-CEO NEOs to the Company’s cumulative TSR and the cumulative TSR of the Russell 2000 Index (which is the peer group used in the Pay Versus Performance table) over the three years presented in the table.

Tabular List [Table Text Block]
Financial Performance Measures
In accordance with Item 402(v) of Regulation S-K, the Company is disclosing the three most important financial performance measures used by the Company to link compensation actually paid to our NEOs for fiscal year 2023. Such measures were (unranked):
•	Adjusted operating income
•	Net sales
•	Net cash provided by operating activities

Total Shareholder Return Amount	$ 220.54	221.92	120.56
Peer Group Total Shareholder Return Amount	124.26	128.61	130.17
Net Income (Loss)	$ 94,528,000	$ 91,599,000	$ (111,518,000)
Company Selected Measure Amount	123,204,000	119,711,000	30,724,000
PEO Name	Mr. Grinberg	Mr. Grinberg	Mr. Grinberg
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted operating income
Non-GAAP Measure Description [Text Block]
(8)
The dollar amounts represent Adjusted Operating Income, which the Company defines as operating income reported in the Company’s audited financial statements, adjusted to eliminate the amortization of acquisition accounting adjustments related to the Olivia Burton and MVMT acquisitions and corporate initiatives. The detailed adjustments for each fiscal year can be found in the Company’s Annual Report on Form 10-K for such year. The Company has determined that Adjusted Operating Income is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net cash provided by operating activities
PEO [Member] | RSU Grant Date Fair Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (937,496)	$ (937,561)	$ 0
PEO [Member] | Option Grant Date Fair Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(937,503)	(939,319)	(1,086,000)
PEO [Member] | FYE Fair Value of RSUs Granted During FY23 that Remained Unvested as of FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	871,447	1,258,341	0
PEO [Member] | FYE Fair Value of Options Granted During FY23 that Remained Unvested as of FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	706,450	1,382,809	1,320,000
PEO [Member] | Change in Fair Value of Unvested RSUs from End of FY22 to End of FY23 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(58,046)	520,443	326,453
PEO [Member] | Change in Fair Value of Unvested Options from End of FY22 to End of FY23 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(526,258)	2,478,000	0
PEO [Member] | Change in Fair Value from End of FY22 to Vesting Date of RSUs that Vested in FY23 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	78,653	652,059	(209,839)
PEO [Member] | Change in Fair Value from End of FY22 to Vesting Date of Options that Vested in FY23 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(137,520)
Non-PEO NEO [Member] | RSU Grant Date Fair Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(156,944)	(123,220)	(80,133)
Non-PEO NEO [Member] | Option Grant Date Fair Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(156,934)	(123,451)	(272,235)
Non-PEO NEO [Member] | FYE Fair Value of RSUs Granted During FY23 that Remained Unvested as of FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	145,887	165,379	98,135
Non-PEO NEO [Member] | FYE Fair Value of Options Granted During FY23 that Remained Unvested as of FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	118,257	181,737	489,200
Non-PEO NEO [Member] | Change in Fair Value of Unvested RSUs from End of FY22 to End of FY23 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(15,751)	139,034	35,862
Non-PEO NEO [Member] | Change in Fair Value of Unvested Options from End of FY22 to End of FY23 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(157,243)	852,155	0
Non-PEO NEO [Member] | Change in Fair Value from End of FY22 to Vesting Date of RSUs that Vested in FY23 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,232	57,072	(23,938)
Non-PEO NEO [Member] | Change in Fair Value from End of FY22 to Vesting Date of Options that Vested in FY23 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (16,044)